Leases - Narrative (Details) $ in Thousands	May 01, 2021 USD ($) renewal_option	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Long-term right-of-use assets		$ 14,078	$ 14,433	$ 14,009
Operating lease, liability		$ 15,045	$ 15,383	$ 14,794
Minimum
Lessee, Lease, Description [Line Items]
Renewal term		3 years	3 years
Maximum
Lessee, Lease, Description [Line Items]
Renewal term		10 years	10 years
Guam
Lessee, Lease, Description [Line Items]
Monthly rent payment	$ 37
Rent free period	2 months
Lessee term of contract	14 months
Number of renewal options | renewal_option	3
Renewal term	1 year
Long-term right-of-use assets			$ 1,500
Operating lease, liability			$ 1,500